Organization and Nature of the Business (Details) (Predecessor) (Ziegler Healthcare Real Estate Funds, USD $)	12 Months Ended
Dec. 31, 2012
Private capital commitments
Capital commitments	$ 47,566,000
Fund I
Private capital commitments
Capital commitments	15,100,000
Fund II
Private capital commitments
Capital commitments	17,800,000
Fund III
Private capital commitments
Capital commitments	9,050,000
Fund IV
Private capital commitments
Capital commitments	5,616,000
ZCO | Fund I
Private capital commitments
Capital contributed	1,000
ZCO | Fund II
Private capital commitments
Capital contributed	1,000
ZCO | Fund III
Private capital commitments
Capital contributed	1,000
Wholly owned subsidiary of ZCO | Fund IV
Private capital commitments
Capital contributed	$ 1,000